Disposition (Details) - CAD ($) $ in Millions		7 Months Ended	10 Months Ended	12 Months Ended
	Nov. 01, 2023	Nov. 01, 2023	Nov. 01, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Gain on disposition				$ 23	$ 0
Disposal group, held-for-sale, not discontinued operations | Aitken creek disposal
Schedule of Equity Method Investments [Line Items]
Proceeds on disposition	$ 470	$ 470	$ 470
Gain on disposition	23
Gain on disposition, after tax	$ 10
Earnings before tax, excluding the gain on disposition		$ 5	$ 20		$ 45